CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit (loss) [abstract]
Revenue	R 4,185.0	R 2,762.1	R 2,490.4
Cost of sales	(2,937.9)	(2,553.9)	(2,347.7)
Gross profit from operating activities	1,247.1	208.2	142.7
Other income	0.7	7.9	0.0
Administration expenses and other costs	(309.9)	(90.9)	(90.7)
Results from operating activities	937.9	125.2	52.0
Finance income	109.8	58.3	38.8
Finance expense	(68.8)	(78.4)	(58.4)
Profit before tax	978.9	105.1	32.4
Income tax	(343.9)	(26.6)	(25.9)
Profit for the year	635.0	78.5	6.5
Items that will not be reclassified to profit or loss, net of tax
Net fair value adjustment on equity investments at fair value through other comprehensive income	190.6	(5.9)	0.0
Fair value adjustment on equity investments at fair value through other comprehensive income	191.8	(5.9)	0.0
Deferred tax thereon	(1.2)	0.0	0.0
Items that will be reclassified subsequently to profit or loss, net of tax
Net fair value adjustment on available-for-sale investments	0.0	0.0	0.6
Total other comprehensive income for the year	190.6	(5.9)	0.6
Total comprehensive income for the year	R 825.6	R 72.6	R 7.1
Earnings per share
Basic earnings per share (SA cents per share)	R 82.5	R 11.8	R 1.5
Diluted earnings per share (SA cents per share)	R 81	R 11.5	R 1.5